Schedule of Investments
January 31, 2024
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–83.78%(a)
Brazil–3.82%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2045	BRL	1,000,000	$892,548
Series F, 10.00%, 01/01/2027	BRL	11,000,000	2,243,288
Series F, 10.00%, 01/01/2035	BRL	3,100,000	609,505
			3,745,341
Chile–1.56%
Bonos de la Tesoreria de la Republica en pesos, 2.30%, 10/01/2028(b)	CLP	1,600,000,000	1,531,598
China–2.13%
China Government Bond, 3.72%, 04/12/2051	CNY	4,000,000	665,914
Export-Import Bank of China (The), Series 2105, 3.22%, 05/14/2026	CNY	10,000,000	1,420,975
			2,086,889
Colombia–12.93%
Colombian TES,
Series B, 5.75%, 11/03/2027	COP	24,000,000,000	5,575,159
Series B, 6.00%, 04/28/2028	COP	19,465,000,000	4,515,091
Series B, 7.25%, 10/26/2050	COP	6,300,000,000	1,214,441
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	6,500,000,000	1,384,623
			12,689,314
Czech Republic–4.17%
Czech Republic Government Bond,
Series 105, 2.75%, 07/23/2029	CZK	30,000,000	1,249,366
Series 125, 1.50%, 04/24/2040	CZK	19,000,000	586,937
Series 78, 2.50%, 08/25/2028(b)	CZK	23,000,000	955,150
Series 95, 1.00%, 06/26/2026(b)	CZK	32,000,000	1,304,166
			4,095,619
India–2.47%
India Government Bond, 7.27%, 04/08/2026	INR	200,000,000	2,423,934
	Principal Amount		Value
Indonesia–8.77%
Indonesia Treasury Bond,
Series FR82, 7.00%, 09/15/2030	IDR	15,000,000,000	$973,165
Series FR91, 6.38%, 04/15/2032	IDR	23,000,000,000	1,438,273
Series FR92, 7.13%, 06/15/2042	IDR	16,000,000,000	1,035,741
Series FR95, 6.38%, 08/15/2028	IDR	35,000,000,000	2,217,620
Series FR96, 7.00%, 02/15/2033	IDR	45,000,000,000	2,933,812
			8,598,611
Malaysia–7.92%
Malaysia Government Bond,
Series 115, 3.96%, 09/15/2025	MYR	10,000,000	2,132,539
Series 118, 3.88%, 03/14/2025	MYR	1,550,000	329,812
Series 119, 3.91%, 07/15/2026	MYR	2,000,000	427,765
Series 122, 3.58%, 07/15/2032	MYR	5,000,000	1,036,745
Series 219, 3.89%, 08/15/2029	MYR	11,000,000	2,353,870
Series 310, 4.50%, 04/15/2030	MYR	4,000,000	881,516
Series 519, 3.76%, 05/22/2040	MYR	3,000,000	610,030
			7,772,277
Mexico–4.19%
Mexican Bonos, Series M, 7.00%, 09/03/2026	MXN	10,000,000	545,060
Mexican Udibonos, Series S, 3.00%, 12/03/2026	MXN	64,483,816	3,481,261
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(b)	MXN	1,449,000	79,535
			4,105,856
Peru–2.99%
Peru Government Bond, 6.15%, 08/12/2032	PEN	10,000,000	2,588,495
Peruvian Government International Bond, 6.95%, 08/12/2031(b)	PEN	1,250,000	343,326
			2,931,821

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Poland–10.22%
Republic of Poland Government Bond,
Series 0727, 2.50%, 07/25/2027	PLN	6,000,000	$1,387,577
Series 1026, 0.25%, 10/25/2026	PLN	18,000,000	3,980,054
Series 432, 1.75%, 04/25/2032	PLN	8,000,000	1,555,706
Series 527, 3.75%, 05/25/2027	PLN	6,000,000	1,448,475
Series 726, 2.50%, 07/25/2026	PLN	7,000,000	1,653,670
			10,025,482
Romania–4.86%
Romania Government Bond,
2.50%, 10/25/2027	RON	9,000,000	1,729,473
5.00%, 02/12/2029	RON	10,000,000	2,063,121
4.85%, 07/25/2029	RON	4,800,000	978,766
			4,771,360
South Africa–9.45%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	45,000,000	2,098,157
Series 2037, 8.50%, 01/31/2037	ZAR	55,000,000	2,292,976
Series 2040, 9.00%, 01/31/2040	ZAR	55,000,000	2,288,129
Series R209, 6.25%, 03/31/2036	ZAR	10,000,000	351,716
Series R-213, 7.00%, 02/28/2031	ZAR	50,000,000	2,242,356
			9,273,334
Supranational–3.34%
Corp. Andina de Fomento, 7.50%, 06/10/2030(b)	MXN	15,000,000	741,485
European Bank for Reconstruction and Development,
7.00%, 11/29/2024	VND	10,000,000,000	421,453
0.00%, 11/10/2030(c)	TRY	60,000,000	145,298
	Principal Amount		Value
Supranational–(continued)
European Investment Bank, 2.75%, 08/25/2026(b)	PLN	8,000,000	$1,883,918
International Finance Corp., 0.00%, 02/15/2029(b)(c)	TRY	7,300,000	88,288
			3,280,442
Thailand–4.96%
Thailand Government Bond,
1.00%, 06/17/2027	THB	20,000,000	540,436
2.88%, 12/17/2028	THB	80,000,000	2,309,378
2.00%, 12/17/2031	THB	5,000,000	135,432
3.78%, 06/25/2032	THB	45,000,000	1,380,068
1.59%, 12/17/2035	THB	20,000,000	498,908
			4,864,222
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $82,487,592)			82,196,100

U.S. Dollar Denominated Bonds & Notes–0.12%
United States–0.12%
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028 (Cost $120,000)		$120,000	115,123
	Shares
Money Market Funds–13.10%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)		4,498,422	4,498,422
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)		3,211,783	3,213,710
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)		5,141,054	5,141,054
Total Money Market Funds (Cost $12,853,253)			12,853,186

Options Purchased–0.56%
(Cost $613,688)(f)			545,107
TOTAL INVESTMENTS IN SECURITIES—97.56% (Cost $96,074,533)			95,709,516
OTHER ASSETS LESS LIABILITIES–2.44%			2,394,488
NET ASSETS–100.00%			$98,104,004
Investment Abbreviations:
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romania New Leu
THB	– Thai Baht
TRY	– Turkish Lira
VND	– Viet Nam Dong
ZAR	– South African Rand
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $8,312,089, which represented 8.47% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,607,369	$8,110,608	$(9,219,555)	$-	$-	$4,498,422	$18,401
Invesco Liquid Assets Portfolio, Institutional Class	4,005,509	5,793,291	(6,585,396)	(221)	527	3,213,710	13,566
Invesco Treasury Portfolio, Institutional Class	6,408,422	9,269,267	(10,536,635)	-	-	5,141,054	21,012
Total	$16,021,300	$23,173,166	$(26,341,586)	$(221)	$527	$12,853,186	$52,979

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus MXN	Put	Deutsche Bank AG	02/12/2024	MXN	18.80	EUR	3,000,000	$ 40,397
EUR versus MXN	Put	Merrill Lynch International	03/14/2024	MXN	18.80	EUR	4,100,000	61,195
EUR versus PLN	Put	Deutsche Bank AG	04/12/2024	PLN	4.30	EUR	5,300,000	32,808
EUR versus PLN	Put	Deutsche Bank AG	06/03/2024	PLN	4.30	EUR	4,220,000	35,244
USD versus BRL	Put	Deutsche Bank AG	02/05/2024	BRL	4.80	USD	2,900,000	194
USD versus BRL	Put	HSBC Bank USA NA	04/22/2024	BRL	4.87	USD	4,000,000	45,328
USD versus COP	Put	Merrill Lynch International	07/19/2024	COP	3,870.00	USD	2,700,000	64,387
USD versus COP	Put	Morgan Stanley and Co. International PLC	03/18/2024	COP	3,900.00	USD	4,300,000	79,047
USD versus COP	Put	Morgan Stanley and Co. International PLC	05/28/2024	COP	3,900.00	USD	2,700,000	65,121
USD versus KRW	Put	Deutsche Bank AG	04/12/2024	KRW	1,285.00	USD	5,300,000	26,606
USD versus MXN	Put	Merrill Lynch International	05/23/2024	MXN	17.15	USD	5,200,000	74,568
USD versus TRY	Put	Merrill Lynch International	11/29/2024	TRY	35.00	USD	1,775,000	20,212
Total Foreign Currency Options Purchased								$545,107

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $260,000.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
EUR versus BRL	Call	Merrill Lynch International	03/07/2024	BRL	5.60	EUR	3,400,000	$(9,362)
EUR versus BRL	Call	Morgan Stanley and Co. International PLC	04/08/2024	BRL	5.65	EUR	3,350,000	(19,872)
EUR versus BRL	Call	Morgan Stanley and Co. International PLC	05/15/2024	BRL	5.67	EUR	3,340,000	(36,503)
EUR versus COP	Call	Merrill Lynch International	04/03/2024	COP	4,600.00	EUR	3,350,000	(19,383)
EUR versus COP	Call	Morgan Stanley and Co. International PLC	05/15/2024	COP	4,720.00	EUR	3,340,000	(28,450)
USD versus ZAR	Call	JPMorgan Chase Bank NA	10/21/2024	ZAR	21.50	USD	4,000,000	(64,352)
Subtotal — Foreign Currency Call Options Written								(177,922)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
EUR versus BRL	Put	Merrill Lynch International	03/07/2024	BRL	5.10	EUR	3,400,000	$(1,378)
EUR versus BRL	Put	Morgan Stanley and Co. International PLC	04/08/2024	BRL	5.20	EUR	3,350,000	(14,442)
EUR versus BRL	Put	Morgan Stanley and Co. International PLC	05/15/2024	BRL	5.17	EUR	3,340,000	(18,521)
EUR versus COP	Put	Merrill Lynch International	04/03/2024	COP	4,100.00	EUR	3,350,000	(27,783)
EUR versus COP	Put	Morgan Stanley and Co. International PLC	05/15/2024	COP	4,100.00	EUR	3,340,000	(37,886)
EUR versus MXN	Put	Deutsche Bank AG	02/12/2024	MXN	18.40	EUR	4,500,000	(7,601)
EUR versus MXN	Put	Merrill Lynch International	03/14/2024	MXN	18.40	EUR	5,465,000	(25,024)
EUR versus PLN	Put	Deutsche Bank AG	04/12/2024	PLN	4.24	EUR	6,625,000	(15,665)
EUR versus PLN	Put	Deutsche Bank AG	06/03/2024	PLN	4.23	EUR	4,925,000	(17,628)
USD versus BRL	Put	Deutsche Bank AG	02/05/2024	BRL	4.65	USD	4,350,000	(4)
USD versus BRL	Put	HSBC Bank USA NA	04/22/2024	BRL	4.75	USD	5,350,000	(25,027)
USD versus COP	Put	Merrill Lynch International	07/19/2024	COP	3,700.00	USD	4,050,000	(44,238)
USD versus COP	Put	Morgan Stanley and Co. International PLC	03/18/2024	COP	3,750.00	USD	4,300,000	(22,244)
USD versus COP	Put	Morgan Stanley and Co. International PLC	05/28/2024	COP	3,750.00	USD	4,050,000	(44,032)
USD versus KRW	Put	Deutsche Bank AG	04/12/2024	KRW	1,265.00	USD	6,625,000	(16,874)
USD versus MXN	Put	Merrill Lynch International	05/23/2024	MXN	16.70	USD	7,800,000	(44,702)
Subtotal — Foreign Currency Put Options Written								(363,049)
Total – Foreign Currency Options Written								$(540,971)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $260,000.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/20/2024	BNP Paribas S.A.	CLP	56,750,000	USD	64,674	$3,856
03/20/2024	BNP Paribas S.A.	COP	447,110,000	USD	113,992	149
03/20/2024	BNP Paribas S.A.	ZAR	890,000	USD	47,879	530
03/20/2024	Citibank, N.A.	MXN	910,000	USD	52,992	532
03/20/2024	Citibank, N.A.	PEN	1,374,648	USD	365,375	4,439
03/20/2024	Citibank, N.A.	USD	273,046	THB	9,700,000	1,369
02/02/2024	Deutsche Bank AG	BRL	11,427,557	USD	2,306,966	419
03/20/2024	Deutsche Bank AG	RON	110,000	USD	24,135	258
03/20/2024	Deutsche Bank AG	USD	16,880	CNY	120,000	16
04/16/2024	Deutsche Bank AG	KRW	518,737,500	USD	397,500	7,171
06/05/2024	Deutsche Bank AG	PLN	1,852,580	USD	463,145	1,372
02/20/2024	Goldman Sachs International	MXN	16,840,000	USD	980,411	4,922
02/20/2024	Goldman Sachs International	USD	1,088,595	MXN	19,470,000	39,242
03/20/2024	Goldman Sachs International	THB	6,150,000	USD	179,779	5,793
03/20/2024	Goldman Sachs International	USD	423,370	COP	1,694,030,000	7,965
03/20/2024	Goldman Sachs International	USD	183,438	MXN	3,230,000	2,767
03/20/2024	Goldman Sachs International	USD	374,568	THB	13,283,670	1,230
06/05/2024	Goldman Sachs International	EUR	980,000	USD	1,071,112	6,468
03/20/2024	HSBC Bank USA	CZK	4,471,300	USD	197,977	3,583
03/20/2024	HSBC Bank USA	USD	228,633	ZAR	4,383,000	4,551
07/22/2024	HSBC Bank USA	USD	93,934	PLN	380,000	689
02/02/2024	J.P. Morgan Chase Bank, N.A.	BRL	12,819,000	USD	2,594,629	7,232
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/20/2024	J.P. Morgan Chase Bank, N.A.	USD	179,461	MXN	3,260,000	$9,380
03/20/2024	J.P. Morgan Chase Bank, N.A.	HUF	399,080,000	USD	1,129,674	11,188
03/20/2024	J.P. Morgan Chase Bank, N.A.	MXN	18,235,000	USD	1,059,380	8,161
03/20/2024	J.P. Morgan Chase Bank, N.A.	PEN	390,000	USD	105,542	3,141
03/20/2024	J.P. Morgan Chase Bank, N.A.	SGD	2,014,385	USD	1,510,180	5,448
03/20/2024	J.P. Morgan Chase Bank, N.A.	THB	16,970,000	USD	498,091	18,006
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	4,961,974	CNY	35,309,793	9,667
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	861,424	COP	3,453,767,000	17,978
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	919,289	ZAR	17,530,000	13,340
07/22/2024	J.P. Morgan Chase Bank, N.A.	USD	700,000	PLN	3,110,800	74,611
02/20/2024	Merrill Lynch International	USD	137,639	MXN	2,500,000	7,178
03/20/2024	Merrill Lynch International	CLP	927,315,349	USD	1,047,909	54,128
03/20/2024	Merrill Lynch International	RON	270,000	USD	60,002	1,393
03/20/2024	Merrill Lynch International	ZAR	1,610,000	USD	86,435	780
02/02/2024	Morgan Stanley and Co. International PLC	BRL	11,390,557	USD	2,313,273	14,194
02/12/2024	Morgan Stanley and Co. International PLC	USD	1,650,000	COP	6,484,500,000	12,091
02/20/2024	Morgan Stanley and Co. International PLC	MXN	17,228,955	USD	1,000,000	1,980
02/20/2024	Morgan Stanley and Co. International PLC	USD	1,836,228	MXN	32,780,000	62,617
03/20/2024	Morgan Stanley and Co. International PLC	CLP	65,630,000	USD	71,785	1,451
03/20/2024	Morgan Stanley and Co. International PLC	CZK	1,990,000	USD	88,716	2,199
03/20/2024	Morgan Stanley and Co. International PLC	PEN	5,275	USD	1,394	9
03/20/2024	Morgan Stanley and Co. International PLC	PLN	290,000	USD	73,906	1,522
03/20/2024	Morgan Stanley and Co. International PLC	USD	982,282	CLP	918,650,000	2,212
03/20/2024	Morgan Stanley and Co. International PLC	USD	4,559,981	MXN	79,310,000	12,117
03/20/2024	Morgan Stanley and Co. International PLC	USD	96,714	PLN	390,000	629
03/20/2024	Morgan Stanley and Co. International PLC	ZAR	1,610,000	USD	86,160	505
03/20/2024	Standard Chartered Bank PLC	IDR	1,382,010,000	USD	88,919	1,369
03/20/2024	Standard Chartered Bank PLC	MYR	740,000	USD	160,244	2,953
03/20/2024	Standard Chartered Bank PLC	PEN	1,346,000	USD	357,314	3,899
Subtotal—Appreciation						458,699
Currency Risk
02/02/2024	Barclays Bank PLC	BRL	1,030,000	USD	207,885	(11)
02/02/2024	Barclays Bank PLC	USD	207,934	BRL	1,030,000	(38)
03/20/2024	Barclays Bank PLC	USD	23,497	IDR	366,830,000	(258)
02/12/2024	Citibank, N.A.	COP	4,053,630,000	USD	1,034,881	(4,135)
03/20/2024	Citibank, N.A.	COP	185,130,000	USD	45,523	(1,615)
03/20/2024	Citibank, N.A.	USD	901,311	EUR	831,365	(1,070)
02/02/2024	Deutsche Bank AG	USD	2,358,142	BRL	11,427,557	(51,595)
03/20/2024	Deutsche Bank AG	COP	26,507,579,393	USD	6,507,722	(241,660)
03/20/2024	Deutsche Bank AG	PLN	3,061,694	USD	760,493	(3,701)
03/20/2024	Deutsche Bank AG	USD	208,385	CZK	4,658,000	(5,874)
03/20/2024	Deutsche Bank AG	USD	474,675	MXN	8,165,000	(3,975)
03/20/2024	Deutsche Bank AG	USD	229,582	ZAR	4,293,000	(1,187)
06/05/2024	Deutsche Bank AG	USD	463,145	EUR	422,000	(4,696)
07/22/2024	Deutsche Bank AG	PLN	450,000	USD	101,928	(10,125)
02/20/2024	Goldman Sachs International	MXN	7,436,000	USD	400,000	(30,745)
02/20/2024	Goldman Sachs International	USD	3,355,000	MXN	57,806,650	(6,439)
03/20/2024	Goldman Sachs International	USD	42,405	PEN	160,000	(395)
03/20/2024	HSBC Bank USA	INR	161,192,041	USD	1,927,212	(9,273)
03/20/2024	HSBC Bank USA	THB	20,073,250	USD	565,063	(2,814)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/20/2024	HSBC Bank USA	USD	10,903	KRW	14,242,014	$(204)
03/20/2024	HSBC Bank USA	USD	5,180,382	THB	180,367,950	(77,732)
04/24/2024	HSBC Bank USA	BRL	2,183,700	USD	435,000	(2,067)
02/02/2024	J.P. Morgan Chase Bank, N.A.	USD	2,599,092	BRL	12,819,000	(11,694)
02/20/2024	J.P. Morgan Chase Bank, N.A.	MXN	1,800,000	USD	102,684	(1,584)
03/11/2024	J.P. Morgan Chase Bank, N.A.	USD	500,000	EGP	18,050,000	(95,901)
03/20/2024	J.P. Morgan Chase Bank, N.A.	CNY	8,070,000	USD	1,127,473	(8,787)
03/20/2024	J.P. Morgan Chase Bank, N.A.	COP	3,112,600,000	USD	756,403	(36,129)
03/20/2024	J.P. Morgan Chase Bank, N.A.	MXN	21,110,000	USD	1,202,863	(14,096)
03/20/2024	J.P. Morgan Chase Bank, N.A.	RON	676,000	USD	146,527	(212)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	325,734	EUR	300,000	(880)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	3,696,496	HUF	1,317,946,706	(2,736)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	1,671,726	RON	7,666,000	(7,670)
03/20/2024	J.P. Morgan Chase Bank, N.A.	USD	1,505,415	SGD	2,014,385	(683)
04/02/2024	J.P. Morgan Chase Bank, N.A.	USD	4,074,022	BRL	20,177,000	(25,383)
10/23/2024	J.P. Morgan Chase Bank, N.A.	ZAR	15,609,600	USD	800,000	(13,670)
02/20/2024	Merrill Lynch International	MXN	6,130,000	USD	346,911	(8,181)
03/11/2024	Merrill Lynch International	EUR	136,000	USD	146,391	(819)
03/11/2024	Merrill Lynch International	USD	146,391	BRL	725,220	(497)
03/19/2024	Merrill Lynch International	MXN	7,935,140	USD	452,403	(5,122)
03/19/2024	Merrill Lynch International	USD	452,403	EUR	410,000	(8,454)
03/20/2024	Merrill Lynch International	COP	1,577,703,407	USD	387,640	(14,076)
03/20/2024	Merrill Lynch International	MXN	7,586,227	USD	432,193	(5,141)
03/20/2024	Merrill Lynch International	RON	11,668,070	USD	2,530,760	(2,024)
03/20/2024	Merrill Lynch International	USD	99,079	CLP	88,120,000	(4,643)
03/20/2024	Merrill Lynch International	USD	322,750	HUF	114,814,000	(965)
03/20/2024	Merrill Lynch International	USD	56,117	KRW	73,333,046	(1,023)
03/20/2024	Merrill Lynch International	USD	2,466,958	MYR	11,467,900	(29,380)
03/20/2024	Merrill Lynch International	ZAR	1,849,402	USD	96,833	(1,559)
05/28/2024	Merrill Lynch International	MXN	8,031,660	USD	455,000	(2,760)
07/23/2024	Merrill Lynch International	COP	820,125,000	USD	202,500	(1,575)
02/02/2024	Morgan Stanley and Co. International PLC	USD	2,299,497	BRL	11,390,557	(418)
02/20/2024	Morgan Stanley and Co. International PLC	MXN	690,000	USD	38,742	(1,228)
03/20/2024	Morgan Stanley and Co. International PLC	COP	6,139,030,000	USD	1,514,098	(49,027)
03/20/2024	Morgan Stanley and Co. International PLC	MXN	8,590,000	USD	492,190	(3,010)
03/20/2024	Morgan Stanley and Co. International PLC	USD	1,425,858	CLP	1,262,850,000	(72,493)
03/20/2024	Morgan Stanley and Co. International PLC	USD	63,776	HUF	22,720,001	(100)
03/20/2024	Morgan Stanley and Co. International PLC	USD	280,995	MXN	4,805,000	(3,994)
03/20/2024	Morgan Stanley and Co. International PLC	ZAR	24,700,370	USD	1,293,620	(20,487)
04/02/2024	Morgan Stanley and Co. International PLC	USD	2,299,450	BRL	11,390,557	(13,865)
03/20/2024	Royal Bank of Canada	MXN	2,400,000	USD	137,994	(362)
02/20/2024	Standard Chartered Bank PLC	USD	500,000	EGP	17,575,000	(41,856)
03/20/2024	Standard Chartered Bank PLC	INR	3,830,000	USD	45,794	(218)
03/20/2024	Standard Chartered Bank PLC	MYR	430,000	USD	91,173	(226)
03/20/2024	Standard Chartered Bank PLC	PLN	16,452,387	USD	4,094,722	(11,771)
03/20/2024	Standard Chartered Bank PLC	USD	2,485,832	IDR	38,584,365,382	(41,544)
03/20/2024	Standard Chartered Bank PLC	USD	62,442	MYR	290,000	(801)
04/24/2024	Standard Chartered Bank PLC	USD	748,403	BRL	3,710,000	(5,848)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/20/2024	UBS AG	USD	1,231,668	CZK	28,183,000	$(6,387)
Subtotal—Depreciation						(1,038,888)
Total Forward Foreign Currency Contracts						$(580,189)

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	28 Day MXN TIIE	28 days	9.90%	28 days	11/14/2025	MXN	53,800,000	$—	$146	$146
Receive	3 Month CZK PRIBOR	Quarterly	(7.02)	Annually	02/10/2024	CZK	50,000,000	—	287	287
Pay	28 Day MXN TIIE	28 days	8.71	28 days	03/01/2029	MXN	21,000,000	—	1,021	1,021
Receive	BZDIOVRA	At Maturity	(11.00)	At Maturity	07/01/2024	BRL	63,141,906	—	1,763	1,763
Pay	6 Month CZK PRIBOR	Semi-Annually	4.05	Annually	06/26/2026	CZK	28,000,000	—	2,762	2,762
Pay	6 Month WIBOR	Semi-Annually	4.61	Annually	01/26/2029	PLN	4,700,000	—	4,185	4,185
Pay	28 Day MXN TIIE	28 days	9.94	28 days	12/03/2025	MXN	47,000,000	—	4,215	4,215
Receive	6 Month WIBOR	Semi-Annually	(4.02)	Annually	07/18/2027	PLN	11,600,000	—	4,398	4,398
Receive	SOFR	Annually	(3.44)	Annually	01/09/2054	USD	420,000	—	4,723	4,723
Pay	3 Month CZK PRIBOR	Quarterly	5.36	Annually	01/05/2025	CZK	62,500,000	—	5,083	5,083
Receive	28 Day MXN TIIE	28 days	(8.48)	28 days	12/22/2033	MXN	72,900,000	—	5,934	5,934
Pay	KWCDC	Quarterly	3.50	Quarterly	12/07/2025	KRW	3,330,500,000	—	6,479	6,479
Pay	28 Day MXN TIIE	28 days	9.13	28 days	02/11/2028	MXN	14,000,000	—	7,834	7,834
Pay	BZDIOVRA	At Maturity	9.80	At Maturity	01/04/2027	BRL	17,117,360	—	8,853	8,853
Pay	FBIL Overnight MIBOR	At Maturity	7.01	At Maturity	09/07/2024	INR	315,000,000	—	9,119	9,119
Pay	3 Month CNRR007	Quarterly	2.44	Quarterly	04/27/2027	CNY	5,000,000	—	9,386	9,386
Pay	28 Day MXN TIIE	28 days	8.67	28 days	05/29/2031	MXN	50,000,000	—	10,275	10,275
Pay	3 Month CNRR007	Quarterly	2.08	Quarterly	07/19/2025	CNY	40,000,000	—	10,555	10,555
Pay	3 Month CNRR007	Quarterly	2.51	Quarterly	07/18/2027	CNY	5,000,000	—	11,400	11,400
Pay	3 Month CZK PRIBOR	Quarterly	6.06	Annually	09/20/2024	CZK	158,700,000	—	12,254	12,254
Pay	BZDIOVRA	At Maturity	11.33	At Maturity	01/02/2026	BRL	8,667,090	—	16,514	16,514
Pay	3 Month CNRR007	Quarterly	2.70	Quarterly	11/24/2027	CNY	6,000,000	—	19,889	19,889
Pay	28 Day MXN TIIE	28 days	10.39	28 days	11/07/2025	MXN	46,400,000	—	21,168	21,168
Pay	KWCDC	Quarterly	3.71	Quarterly	11/20/2025	KRW	4,650,000,000	—	21,302	21,302
Pay	28 Day MXN TIIE	28 days	9.42	28 days	06/03/2027	MXN	33,900,000	—	21,673	21,673
Pay	3 Month CNRR007	Quarterly	2.36	Quarterly	04/12/2027	CNY	15,000,000	—	23,083	23,083
Pay	KWCDC	Quarterly	3.77	Quarterly	11/17/2025	KRW	4,650,000,000	—	24,781	24,781
Pay	BZDIOVRA	At Maturity	10.18	At Maturity	07/01/2026	BRL	14,212,101	—	25,766	25,766
Pay	6 Month CZK PRIBOR	Semi-Annually	4.58	Annually	07/20/2026	CZK	40,000,000	—	26,145	26,145
Pay	6 Month BUBOR	Semi-Annually	6.55	Annually	12/01/2028	HUF	330,000,000	—	26,728	26,728
Pay	28 Day MXN TIIE	28 days	10.64	28 days	09/26/2025	MXN	49,100,000	—	27,309	27,309
Pay	28 Day MXN TIIE	28 days	10.87	28 days	09/26/2025	MXN	50,500,000	—	38,437	38,437
Pay	BZDIOVRA	At Maturity	11.75	At Maturity	01/02/2026	BRL	8,286,342	—	38,687	38,687
Pay	6 Month CZK PRIBOR	Semi-Annually	4.72	Annually	12/20/2025	CZK	117,000,000	—	40,834	40,834
Pay	BZDIOVRA	At Maturity	10.79	At Maturity	01/02/2026	BRL	14,805,823	—	57,282	57,282
Pay	BZDIOVRA	At Maturity	10.88	At Maturity	01/02/2026	BRL	14,680,262	—	62,181	62,181
Pay	6 Month CZK PRIBOR	Semi-Annually	4.21	Annually	12/20/2028	CZK	55,900,000	—	68,523	68,523
Pay	6 Month BUBOR	Semi-Annually	9.78	Annually	08/04/2027	HUF	300,000,000	—	103,867	103,867
Pay	6 Month BUBOR	Semi-Annually	9.61	Annually	07/27/2027	HUF	389,700,000	—	127,884	127,884
Pay	BZDIOVRA	At Maturity	11.54	At Maturity	07/01/2026	BRL	18,479,381	—	135,719	135,719
Subtotal — Appreciation								—	1,048,444	1,048,444
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	BZDIOVRA	At Maturity	(11.86)%	At Maturity	01/02/2029	BRL	10,251,940	$—	$(178,877)	$(178,877)
Receive	COOVIBR	Quarterly	(8.96)	Quarterly	05/23/2032	COP	4,400,000,000	—	(113,803)	(113,803)
Receive	CLICP	Semi-Annually	(6.28)	Semi-Annually	03/08/2028	CLP	1,117,250,000	—	(83,874)	(83,874)
Receive	COOVIBR	Quarterly	(8.59)	Quarterly	05/31/2032	COP	3,215,000,000	—	(64,946)	(64,946)
Receive	COOVIBR	Quarterly	(7.70)	Quarterly	07/18/2033	COP	8,950,000,000	—	(62,212)	(62,212)
Receive	SOFR	Annually	(4.01)	Annually	11/13/2053	USD	560,000	—	(50,597)	(50,597)
Pay	28 Day MXN TIIE	28 days	10.17	28 days	12/18/2024	MXN	135,900,000	—	(47,254)	(47,254)
Receive	3 Month CNRR007	Quarterly	(2.82)	Quarterly	03/23/2028	CNY	10,000,000	—	(40,875)	(40,875)
Receive	6 Month CZK PRIBOR	Semi-Annually	(4.26)	Annually	08/17/2033	CZK	14,000,000	—	(34,089)	(34,089)
Receive	SOFR	Annually	(3.92)	Annually	12/01/2033	USD	1,210,000	—	(31,343)	(31,343)
Receive	BZDIOVRA	At Maturity	(10.58)	At Maturity	01/02/2029	BRL	3,535,832	—	(16,309)	(16,309)
Pay	KWCDC	Quarterly	3.32	Quarterly	04/05/2025	KRW	6,750,000,000	—	(11,947)	(11,947)
Receive	6 Month WIBOR	Semi-Annually	(4.71)	Annually	09/22/2033	PLN	5,880,000	—	(11,823)	(11,823)
Receive	CLICP	Annually	(5.56)	Annually	01/25/2025	CLP	4,064,000,000	—	(11,019)	(11,019)
Receive	3 Month JIBAR	Quarterly	(8.14)	Quarterly	11/20/2028	ZAR	30,500,000	—	(9,294)	(9,294)
Pay	BZDIOVRA	At Maturity	10.09	At Maturity	01/04/2027	BRL	16,462,385	—	(9,200)	(9,200)
Receive	28 Day MXN TIIE	28 days	(8.71)	28 days	08/12/2033	MXN	27,530,000	—	(8,378)	(8,378)
Pay	TTHORON	Quarterly	2.60	Quarterly	04/24/2033	THB	45,000,000	—	(2,181)	(2,181)
Pay	28 Day MXN TIIE	28 days	8.69	28 days	01/19/2029	MXN	71,000,000	—	(1,774)	(1,774)
Subtotal — Depreciation								—	(789,795)	(789,795)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$258,649	$258,649

(a)	Centrally cleared swap agreements collateralized by $881,585 cash held with Counterparties.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Standard Chartered Bank PLC	Pay	3 Month KLIB	Quarterly	3.58%	Quarterly	05/19/2028	MYR	11,000,000	$—	$4,793	$4,793

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $260,000.

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Abbreviations:
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EGP	—Egypt Pound
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RON	—Romania New Leu
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$82,196,100	$—	$82,196,100
U.S. Dollar Denominated Bonds & Notes	—	115,123	—	115,123
Money Market Funds	12,853,186	—	—	12,853,186
Options Purchased	—	545,107	—	545,107
Total Investments in Securities	12,853,186	82,856,330	—	95,709,516
Other Investments - Assets*
Forward Foreign Currency Contracts	—	458,699	—	458,699
Swap Agreements	—	1,053,237	—	1,053,237
	—	1,511,936	—	1,511,936
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,038,888)	—	(1,038,888)
Options Written	—	(540,971)	—	(540,971)
Swap Agreements	—	(789,795)	—	(789,795)
	—	(2,369,654)	—	(2,369,654)
Total Other Investments	—	(857,718)	—	(857,718)
Total Investments	$12,853,186	$81,998,612	$—	$94,851,798

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Emerging Markets Local Debt Fund